Financial instruments and risk management - Interest rate risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($) USD ($)
Interest rate risk
Derivative financial liabilities	$ 122,948		$ 14,144
Loss on cash flow hedges	455,009	$ (52,097)	$ (353,943)
Interest rate swap contracts
Interest rate risk
Notional amount (in USD)			70
Derivative financial liabilities	$ 0	0	$ 14,144
Loss on cash flow hedges		$ 13,827	$ 48,777